Commitments and Contingencies - Schedule of Reconciliation of Maturity Analysis of Annual Undiscounted Cash Flows (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2019	Mar. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Nine months ending December 31, 2022	$ 2,956
Year ending December 31, 2023 and December 31, 2022	4,049	$ 3,935
Year ending December 31, 2024 and December 31, 2023	4,166	4,049
Year ending December 31, 2025 and December 31, 2024	4,287	4,166
Year ending December 31, 2025		4,287
Year ending December 31, 2026 and beyond	19,256	19,256
Total remaining lease payments	34,714	35,693
Operating Lease, Less imputed interest	(10,547)	(11,115)
Operating Lease, Liability	24,167	24,578
Nine months ending December 31, 2022	234
Year ending December 31, 2023 and December 31, 2022	66	313
Year ending December 31, 2023		66
Finance Lease, Total minimum lease payments	300	379
Finance Lease, Less imputed interest	(14)	(23)
Financing lease liability	$ 286	$ 356	$ 1,000	$ 1,000